INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, gross carrying amount (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Intangible assets
Balance at beginning of the year	$ 42,368,326	$ 26,657,345	$ 42,058,891
Balance at end of the year	42,058,891	39,616,426	26,657,345	$ 42,368,326
Gross carrying amount
Intangible assets
Balance at beginning of the year	42,890,018	29,155,315	43,903,217	1,431,075
Adjustment of opening net book amount for application of IAS 29		10,926,089
Additions	2,864,017	4,062,514	2,915,954	595,781
Additions for PPA				42,596,156
Disposals		(359,308)
Foreign currency translation	(1,850,818)	2,064,127	(17,663,856)	(1,732,994)
Balance at end of the year	43,903,217	45,848,737	29,155,315	42,890,018
Soybean HB4
Intangible assets
Balance at beginning of the year	1,421,707	4,927,853	3,111,253
Balance at end of the year	3,111,253	6,120,336	4,927,853	1,421,707
Soybean HB4 | Gross carrying amount
Intangible assets
Balance at beginning of the year	1,421,707	4,927,853	3,111,253	1,421,707
Additions	1,689,546	1,192,483	1,816,600
Balance at end of the year	3,111,253	6,120,336	4,927,853	1,421,707
Ecoseed integrated products
Intangible assets
Balance at end of the year		2,627,946
Ecoseed integrated products | Gross carrying amount
Intangible assets
Additions		2,627,946
Balance at end of the year		2,627,946
Microbiology product
Intangible assets
Balance at beginning of the year	3,625,827	2,122,484	3,491,269
Balance at end of the year	3,491,269	2,208,117	2,122,484	3,625,827
Microbiology product | Gross carrying amount
Intangible assets
Balance at beginning of the year	3,755,094	2,505,864	3,782,238
Adjustment of opening net book amount for application of IAS 29		841,753
Additions	194,743	41,485	484,825	175,527
Additions for PPA				3,733,981
Disposals		(318,949)
Foreign currency translation	(167,599)	197,047	(1,761,199)	(154,414)
Balance at end of the year	3,782,238	3,267,200	2,505,864	3,755,094
Trademarks and patents
Intangible assets
Balance at beginning of the year	11,265,234	5,574,682	10,402,764
Balance at end of the year	10,402,764	8,063,648	5,574,682	11,265,234
Trademarks and patents | Gross carrying amount
Intangible assets
Balance at beginning of the year	11,415,829	6,278,706	10,906,317
Adjustment of opening net book amount for application of IAS 29		2,986,739
Additions for PPA				11,896,495
Foreign currency translation	(509,512)	545,377	(4,627,611)	(480,666)
Balance at end of the year	10,906,317	9,810,822	6,278,706	11,415,829
Software
Intangible assets
Balance at beginning of the year	799,904	949,310	1,392,769
Balance at end of the year	1,392,769	994,723	949,310	799,904
Software | Gross carrying amount
Intangible assets
Balance at beginning of the year	845,954	1,444,603	1,787,925	9,368
Adjustment of opening net book amount for application of IAS 29		438,703
Additions	979,728	200,600	614,529	420,254
Additions for PPA				442,607
Disposals		(40,359)
Foreign currency translation	(37,757)	105,793	(957,851)	(26,275)
Balance at end of the year	1,787,925	2,149,340	1,444,603	845,954
Customer loyalty
Intangible assets
Balance at beginning of the year	25,255,654	13,083,016	23,660,836
Balance at end of the year	23,660,836	19,601,656	13,083,016	25,255,654
Customer loyalty | Gross carrying amount
Intangible assets
Balance at beginning of the year	25,451,434	13,998,289	24,315,484
Adjustment of opening net book amount for application of IAS 29		6,658,894
Additions for PPA				26,523,073
Foreign currency translation	(1,135,950)	1,215,910	(10,317,195)	(1,071,639)
Balance at end of the year	$ 24,315,484	$ 21,873,093	$ 13,998,289	$ 25,451,434